Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Current
Cash (Note 3)	$ 7,260,572	$ 18,333,732
Receivables	42,565	34,692
Prepaid expenses (Note 4)	436,361	489,902
Total current assets	7,739,498	18,858,326
Exploration and evaluation assets (Notes 5 and 14)	221,330,931	196,666,709
Reclamation bonds (Note 6)	2,122,559	2,154,027
Property and equipment (Note 7)	297,164	455,422
Right-of-use assets (Note 8)	730,809
Total assets	232,220,961	218,134,484
Current
Accounts payable and accrued liabilities (Notes 10 and 14)	2,665,559	1,950,222
Current portion of lease liabilities (Note 8)	163,281
Total Current liabilities	2,828,840	1,950,222
Lease liabilities (Note 8)	566,597
Provision for site reclamation (Note 11)	964,960	1,004,499
Total Liabilities	4,360,397	2,954,721
Shareholders' equity
Share capital (Note 12)	290,532,540	270,513,901
Reserves (Note 12)	10,255,771	8,522,564
Deficit	(72,927,747)	(63,856,702)
Total shareholders' equity	227,860,564	215,179,763
Total liabilities and shareholders' equity	$ 232,220,961	$ 218,134,484